Provision for legal claims (Tables)	12 Months Ended
Jun. 30, 2019
Provision for Legal Claims [Abstract]
Schedule of probable likelihood of loss
	Labor	Regulatory	Tax	Civil	Total
At June 30, 2017	1,399	-	195	-	1,594
Additions	131	300	-	22	453
Monetary restatement	173	-	-	-	173
Reversal/payments	(713)	(300)	-	-	(1,013)
At June 30, 2018	990	-	195	22	1,207
Additions	278	-	-	25	303
Monetary restatement	114	-	-	-	114
Reversal/payments	(580)	-	(195)	(25)	(800)
At June 30, 2019	802	-	-	22	824

Scedule of contingencies
	2019	2018
Civil	9,190	11,232
Tax	4,062	4,858
Labor	825	964
Environmental	279	279
	14,356	17,333

Scedule of judicial deposits
	2019	2018
Labor	389	277
Tax	1,143	1,099
Civil	135	129
(Note 7)	1,667	1,505